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                                                                 CIK: 0001077712

Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                        September 8, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife of CT Fund UL III for Variable Life Insurance File No. 811-09215

Commissioners:

     Semi-annual reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of MetLife of CT Fund UL III for Variable Life Insurance of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

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The Semi-annual reports for certain portfolios of Variable Insurance Products
Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual reports for certain series of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-annual reports for certain series of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual reports for certain portfolios of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

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The Semi-annual reports for certain portfolios of The Universal Institutional
Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

                                        Sincerely,


                                        /s/ Paula J. Minella
                                        ----------------------------------------
                                        Paula J. Minella, Esq.